Tweedy, Browne International Value Fund

Portfolio of Investments
December 31, 2025 (Unaudited)

Shares		Value*
COMMON STOCKS—94.4%
	Belgium—1.5%
3,551,800	Azelis Group NV	$39,002,698
926,488	Fagron NV	23,176,824
		62,179,522
	Canada—3.7%
251,390	Lassonde Industries, Inc., Class A(a)	40,256,328
424,935	National Bank of Canada	53,509,415
1,926,869	Winpak, Ltd.	62,708,463
		156,474,206
	China—2.2%
8,383,895	Haitian International Holdings, Ltd.	23,869,353
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	10,276,170
15,974,780	Uni-President China Holdings, Ltd.	16,685,933
2,768,830	Wuliangye Yibin Co., Ltd., Class A	41,975,323
		92,806,779
	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	2,519,538
	Finland—1.6%
2,919,753	Kemira Oyj	67,141,855
	France—11.3%
480,339	Alten SA	40,871,518
2,392,742	Rubis SCA	90,093,596
315,965	Safran SA	110,360,707
1,088,479	Sodexo SA	55,864,514
149,932	Sopra Steria Group	27,223,149
306,000	Teleperformance SE	22,224,164
1,924,062	TotalEnergies SE	125,617,536
		472,255,184
	Germany—6.9%
2,644,654	DHL Group	145,144,029
1,084,451	Fresenius SE & Co., KGaA	62,382,568
42,354	KSB SE & Co., KGaA	48,001,662
18,683	Rheinmetall AG	34,251,851
		289,780,110
	Hong Kong—3.2%
7,965,154	Hang Lung Group, Ltd.	15,595,676
7,667,170	Prudential plc	118,029,161
		133,624,837
	Italy—2.7%
1,986,401	SOL SpA	114,196,858
	Japan—10.0%
1,218,825	ADEKA Corp.	30,139,180
1,046,175	Fuso Chemical Co., Ltd.	42,515,772
481,855	Hosokawa Micron Corp.	17,338,111
2,751,105	Kanadevia Corp.	16,673,896
Shares		Value*
	Japan (continued)
1,958,145	Koito Manufacturing Co., Ltd.	$28,857,794
3,363,180	Kuraray Co., Ltd.	34,051,272
1,586,635	Nakanishi, Inc.	20,052,467
902,365	Nifco, Inc.	27,886,415
164,400	Nippon Kanzai Holdings Co., Ltd.	2,919,963
1,357,200	Nippon Sanso Holdings Corp.	40,418,575
820,800	Niterra Co., Ltd.	36,084,933
104,825	Okamoto Industries, Inc.	3,658,125
5,545	Santec Holdings Corp.	322,982
910,290	Shoei Co., Ltd.	10,319,853
2,450,385	Subaru Corp.	53,073,827
802,165	Sysmex Corp.	7,893,965
657,770	Taikisha, Ltd.	13,827,249
1,317,955	Takara Holdings, Inc.	13,512,097
588,565	Transcosmos, Inc.	14,569,091
164,305	YAMABIKO Corp.	3,115,343
	Miscellaneous Security(c)	197,918
		417,428,828
	Mexico—2.7%
900,459	Coca-Cola FEMSA SAB de CV, Sponsored ADR	85,282,472
9,067,593	Megacable Holdings SAB de CV	26,139,400
		111,421,872
	Netherlands—4.3%
1,170,235	Aalberts NV	38,565,173
1,917,912	Heineken Holding NV	140,555,485
		179,120,658
	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	3,147,374
	Singapore—3.0%
4,698,381	United Overseas Bank, Ltd.	128,091,165
	South Korea—5.9%
132,322	Binggrae Co., Ltd.	6,843,212
276,537	Dentium Co., Ltd.	8,868,841
1,017,582	Hana Financial Group, Inc.	66,470,769
998,776	LG Corp.	55,951,701
326,749	LX Holdings Corp.	1,819,116
1,311,490	Samsung Electronics Co., Ltd.	109,158,065
		249,111,704
	Sweden—3.1%
306,021	Autoliv, Inc.	36,324,693
2,184,684	Trelleborg AB, Class B	93,062,590
		129,387,283
	Switzerland—12.6%
142,761	Coltene Holding AG, Registered	9,676,574
1,279,479	Nestlé SA, Registered	127,164,628
859,726	Novartis AG, Registered	118,934,641
63,203	Phoenix Mecano AG, Registered(a)	35,580,357
369,451	Roche Holding AG	153,049,944
377,500	TX Group AG	78,525,718
137,046	Vetropack Holding AG, Registered	3,805,632
		526,737,494

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Tweedy, Browne International Value Fund

Portfolio of Investments
December 31, 2025 (Unaudited)
Shares		Value*
	United Kingdom—15.9%
2,872,758	BAE Systems plc	$66,229,014
473,985	Berkeley Group Holdings plc	24,889,309
6,757,986	Breedon Group plc	29,923,717
12,634,951	CNH Industrial NV	116,494,248
1,665,825	Computacenter plc	65,650,105
4,180,528	CVS Group plc(a)	72,199,566
4,226,159	Diageo plc	91,149,277
2,704,933	Grafton Group plc	34,054,209
1,640,676	Howden Joinery Group plc	18,371,537
5,273,360	Inchcape plc	54,544,654
23,996,321	Johnson Service Group plc(a)	43,572,940
12,591,767	Pets at Home Group plc	33,534,381
16,292,379	Vertu Motors plc(a)	13,674,376
		664,287,333
	United States—3.7%
1,941,377	Ionis Pharmaceuticals, Inc.(d)	153,582,335

TOTAL COMMON STOCKS (Cost $2,301,214,735)		3,953,294,935

PREFERRED STOCKS—1.2%
	Chile—1.1%
11,044,000	Embotelladora Andina SA, Class A (Cost $26,319,918)	44,098,827
	Croatia—0.1%
30,000	Adris Grupa DD (Cost $1,437,096)	2,896,194

TOTAL PREFERRED STOCKS (Cost $27,757,014)		46,995,021

Shares		Value*

REGISTERED INVESTMENT COMPANY—2.8%
118,617,648	Dreyfus Treasury Securities Cash Management– Institutional Shares 3.64%(e) (Cost $118,617,647)	$118,617,647

Face Value
U.S. TREASURY BILL—1.2%
$50,000,000	3.753%(f) due 01/08/2026 (Cost $49,962,680)	49,971,014
INVESTMENTS IN SECURITIES (Cost $2,497,552,076)	99.6%	4,168,878,617

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.2)	(8,289,498)
OTHER ASSETS AND LIABILITIES (Net)	0.6	26,530,293
NET ASSETS	100.0%	$4,187,119,412

*	See Note 1 in Notes to Portfolio of Investments.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Amount represents less than 0.1% of net assets.
(c)
Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of
$197,918 represents 0.0% of the net assets of the Fund.

(d)	Non-income producing security.
(e)	Rate disclosed is the 7-day yield at December 31, 2025.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR —	American Depositary Receipt

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Tweedy, Browne International Value Fund

Sector Diversification
December 31, 2025 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Beverages	8.9%
Machinery	8.8
Chemicals	7.9
Pharmaceuticals	6.5
Banks	5.9
Aerospace & Defense	5.0
Food Products	4.6
Health Care Providers & Services	3.8
Biotechnology	3.7
Air Freight & Logistics	3.5
Automobile Components	3.3
IT Services	3.2
Oil, Gas & Consumable Fuels	3.0
Insurance	2.8
Technology Hardware, Storage & Peripherals	2.6
Media	2.5
Trading Companies & Distributors	2.2
Gas Utilities	2.1
Containers & Packaging	1.6
Industrial Conglomerates	1.5
Hotels, Restaurants & Leisure	1.3
Distributors	1.3
Automobiles	1.3
Specialty Retail	1.1
Commercial Services & Supplies	1.1
Health Care Equipment & Supplies	1.1
Professional Services	0.9
Electrical Equipment	0.8
Construction Materials	0.7
Household Durables	0.6
Real Estate Management & Development	0.4
Construction & Engineering	0.3
Tobacco	0.1
Electronic Equipment, Instruments & Components	0.0 *
Total Common Stocks	94.4
Preferred Stocks	1.2
Registered Investment Company	2.8
U.S. Treasury Bill	1.2
Unrealized Depreciation on Forward Contracts	(0.2)
Other Assets and Liabilities (Net)	0.6
Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

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Tweedy, Browne International Value Fund

Portfolio Composition
December 31, 2025 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	16%
Switzerland	12
France	11
Japan	10
Germany	7
South Korea	6
Netherlands	4
Canada	4
Other Countries(a)	25
Money Market Funds, Treasury Bills and Other Assets and Liabilities (Net)(b)	5
Total	100%

(a)	“Other Countries” include Belgium, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Italy, Mexico, Philippines, Singapore, Sweden and United States
(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
December 31, 2025 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/25*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
9,407,371	Canadian Dollar	NTC	1/30/26	$6,841,083	$6,872,558	$31,475
9,407,371	Canadian Dollar	NTC	2/27/26	6,849,261	6,880,445	31,184
9,407,371	Canadian Dollar	NTC	3/31/26	6,858,259	6,889,419	31,160
39,000,000	Canadian Dollar	NTC	4/8/26	28,305,481	28,569,645	264,164
65,000,000	Canadian Dollar	NTC	9/16/26	47,446,087	47,859,630	413,543
280,000,000	Chinese Yuan	JPM	6/12/26	40,035,981	40,485,597	449,616
85,000,000	European Union Euro	NTC	6/12/26	99,832,075	100,562,033	729,958
40,000,000	Great Britain Pound Sterling	NTC	8/20/26	53,258,320	53,758,467	500,147
76,000,000	Great Britain Pound Sterling	NTC	9/1/26	101,189,440	102,134,145	944,705
1,871,980	Hong Kong Dollar	NTC	1/30/26	240,799	240,779	(20)
1,871,980	Hong Kong Dollar	NTC	2/27/26	240,997	240,968	(29)
1,871,980	Hong Kong Dollar	NTC	3/31/26	241,179	241,181	2
315,000,000	Hong Kong Dollar	NTC	5/20/26	40,645,686	40,630,518	(15,168)
2,200,000,000	Japanese Yen	JPM	1/13/26	14,106,875	14,051,738	(55,137)
75,112,194	Japanese Yen	NTC	1/30/26	483,839	480,521	(3,318)
75,112,194	Japanese Yen	NTC	2/27/26	485,013	481,640	(3,373)
75,112,194	Japanese Yen	NTC	3/31/26	486,335	482,960	(3,375)
7,800,000,000	Japanese Yen	JPM	8/27/26	50,969,652	50,716,885	(252,767)
2,700,000,000	Japanese Yen	JPM	9/3/26	17,652,821	17,564,267	(88,554)
7,000,000,000	Japanese Yen	JPM	9/16/26	45,812,292	45,577,598	(234,694)
265,000,000	Mexican Peso	NTC	4/29/26	14,356,530	14,561,672	205,142
115,000,000	Mexican Peso	JPM	6/15/26	6,198,393	6,288,270	89,877
6,244,015	Singapore Dollar	NTC	1/30/26	4,875,763	4,865,448	(10,315)
6,244,015	Singapore Dollar	NTC	2/27/26	4,884,834	4,873,926	(10,908)
6,244,015	Singapore Dollar	NTC	3/31/26	4,895,251	4,884,242	(11,009)
6,000,000	Singapore Dollar	NTC	5/20/26	4,681,100	4,707,682	26,582
72,000,000	Singapore Dollar	JPM	7/22/26	56,400,961	56,698,610	297,649
97,120,000	Swedish Krona	NTC	4/15/26	10,497,190	10,592,944	95,754
85,000,000	Swiss Franc	JPM	1/7/26	106,238,751	107,370,708	1,131,957
740,165	Swiss Franc	NTC	1/30/26	934,543	937,401	2,858
40,000,000	Swiss Franc	JPM	2/6/26	50,157,237	50,691,404	534,167
740,165	Swiss Franc	NTC	2/27/26	937,310	940,099	2,789
740,165	Swiss Franc	NTC	3/31/26	940,429	943,317	2,888
11,800,000	Swiss Franc	NTC	5/29/26	14,969,851	15,125,758	155,907
TOTAL				$842,949,618	$848,202,475	$5,252,857
FORWARD EXCHANGE CONTRACTS TO SELL(a)
80,517,929	Canadian Dollar	NTC	1/30/26	$(58,551,332)	$(58,822,404)	$(271,072)
80,517,929	Canadian Dollar	NTC	2/27/26	(58,621,414)	(58,889,901)	(268,487)
80,517,929	Canadian Dollar	NTC	3/31/26	(58,699,023)	(58,966,715)	(267,692)
39,000,000	Canadian Dollar	NTC	4/8/26	(27,720,422)	(28,569,645)	(849,223)
65,000,000	Canadian Dollar	NTC	9/16/26	(47,638,243)	(47,859,630)	(221,387)
12,000,000,000	Chilean Peso	JPM	1/13/26	(11,930,801)	(13,318,714)	(1,387,913)
16,300,000,000	Chilean Peso	SSB	4/8/26	(16,917,488)	(18,104,607)	(1,187,119)
4,700,000,000	Chilean Peso	SSB	6/26/26	(4,975,651)	(5,217,580)	(241,929)
103,350,494	Chinese Yuan	NTC	1/30/26	(14,689,532)	(14,835,141)	(145,609)
103,350,494	Chinese Yuan	NTC	2/27/26	(14,712,779)	(14,858,484)	(145,705)
103,350,494	Chinese Yuan	NTC	3/31/26	(14,739,046)	(14,887,141)	(148,095)
280,000,000	Chinese Yuan	JPM	6/12/26	(40,012,575)	(40,485,597)	(473,022)
17,266,667	Czech Republic Koruna	NTC	1/30/26	(835,406)	(839,357)	(3,951)
17,266,667	Czech Republic Koruna	NTC	2/27/26	(835,689)	(839,701)	(4,012)
17,266,667	Czech Republic Koruna	NTC	3/31/26	(835,957)	(840,103)	(4,146)
343,436,155	European Union Euro	NTC	1/30/26	(404,030,519)	(403,941,019)	89,500
343,436,155	European Union Euro	NTC	2/27/26	(404,566,633)	(404,454,640)	111,993
343,436,155	European Union Euro	NTC	3/31/26	(405,165,181)	(405,082,257)	82,924
85,000,000	European Union Euro	NTC	6/12/26	(99,291,050)	(100,562,033)	(1,270,983)
163,313,164	Great Britain Pound Sterling	NTC	1/30/26	(218,073,108)	(219,655,552)	(1,582,444)
163,313,164	Great Britain Pound Sterling	NTC	2/27/26	(218,055,143)	(219,634,921)	(1,579,778)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
December 31, 2025 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/25*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
163,313,164	Great Britain Pound Sterling	NTC	3/31/26	$(218,035,219)	$(219,608,027)	$(1,572,808)
40,000,000	Great Britain Pound Sterling	NTC	8/20/26	(53,980,400)	(53,758,467)	221,933
76,000,000	Great Britain Pound Sterling	NTC	9/1/26	(102,003,400)	(102,134,145)	(130,745)
147,841,137	Hong Kong Dollar	NTC	1/30/26	(19,017,696)	(19,015,747)	1,949
147,841,137	Hong Kong Dollar	NTC	2/27/26	(19,033,094)	(19,030,629)	2,465
147,841,137	Hong Kong Dollar	NTC	3/31/26	(19,047,255)	(19,047,500)	(245)
315,000,000	Hong Kong Dollar	NTC	5/20/26	(40,955,365)	(40,630,518)	324,847
2,200,000,000	Japanese Yen	JPM	1/13/26	(14,574,043)	(14,051,738)	522,305
21,521,864,120	Japanese Yen	NTC	1/30/26	(138,630,537)	(137,683,535)	947,002
21,521,864,120	Japanese Yen	NTC	2/27/26	(138,967,020)	(138,003,977)	963,043
21,521,864,120	Japanese Yen	NTC	3/31/26	(139,347,534)	(138,382,201)	965,333
7,800,000,000	Japanese Yen	JPM	8/27/26	(54,628,923)	(50,716,885)	3,912,038
2,700,000,000	Japanese Yen	JPM	9/3/26	(18,952,684)	(17,564,267)	1,388,417
7,000,000,000	Japanese Yen	JPM	9/16/26	(49,126,255)	(45,577,598)	3,548,657
157,171,612	Mexican Peso	NTC	1/30/26	(8,660,909)	(8,715,584)	(54,675)
157,171,612	Mexican Peso	NTC	2/27/26	(8,634,810)	(8,692,066)	(57,256)
157,171,612	Mexican Peso	NTC	3/31/26	(8,604,848)	(8,662,839)	(57,991)
265,000,000	Mexican Peso	NTC	4/29/26	(12,886,347)	(14,561,672)	(1,675,325)
115,000,000	Mexican Peso	JPM	6/15/26	(5,748,039)	(6,288,270)	(540,231)
92,000,000	Philippine Peso	SSB	4/8/26	(1,598,055)	(1,558,948)	39,107
67,000,000	Philippine Peso	SSB	6/26/26	(1,160,173)	(1,133,112)	27,061
61,042,798	Singapore Dollar	NTC	1/30/26	(47,410,897)	(47,565,644)	(154,747)
61,042,798	Singapore Dollar	NTC	2/27/26	(47,501,692)	(47,648,527)	(146,835)
61,042,798	Singapore Dollar	NTC	3/31/26	(47,600,742)	(47,749,373)	(148,631)
6,000,000	Singapore Dollar	NTC	5/20/26	(4,690,798)	(4,707,682)	(16,884)
72,000,000	Singapore Dollar	JPM	7/22/26	(57,576,969)	(56,698,610)	878,359
40,000,000,000	South Korean Won	JPM	3/11/26	(27,901,202)	(27,843,988)	57,214
69,000,000,000	South Korean Won	SSB	4/7/26	(47,830,306)	(48,085,041)	(254,735)
60,000,000,000	South Korean Won	JPM	5/29/26	(44,692,738)	(41,898,171)	2,794,567
27,500,000,000	South Korean Won	SSB	6/26/26	(20,479,596)	(19,224,395)	1,255,201
288,512,420	Swedish Krona	NTC	1/30/26	(31,144,251)	(31,347,698)	(203,447)
288,512,420	Swedish Krona	NTC	2/27/26	(31,190,816)	(31,392,323)	(201,507)
288,512,420	Swedish Krona	NTC	3/31/26	(31,242,885)	(31,446,459)	(203,574)
97,120,000	Swedish Krona	NTC	4/15/26	(10,080,231)	(10,592,944)	(512,713)
85,000,000	Swiss Franc	JPM	1/7/26	(98,330,692)	(107,370,708)	(9,040,016)
149,197,551	Swiss Franc	NTC	1/30/26	(188,372,659)	(188,955,246)	(582,587)
40,000,000	Swiss Franc	JPM	2/6/26	(45,949,732)	(50,691,404)	(4,741,672)
149,197,551	Swiss Franc	NTC	2/27/26	(188,929,883)	(189,499,095)	(569,212)
149,197,551	Swiss Franc	NTC	3/31/26	(189,559,269)	(190,147,776)	(588,507)
11,800,000	Swiss Franc	NTC	5/29/26	(14,956,398)	(15,125,758)	(169,360)
TOTAL				$(4,369,931,354)	$(4,383,473,709)	$(13,542,355)
Unrealized Depreciation on Forward Contracts (Net)						$(8,289,498)

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

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Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
December 31, 2025 (Unaudited)

Shares		Value*
COMMON STOCKS—93.3%
	Belgium—2.5%
174,634	Azelis Group NV	$1,917,675
79,510	Fagron NV	1,989,005
		3,906,680
	Canada—6.3%
127,540	E-L Financial Corp., Ltd.	1,513,825
21,490	Lassonde Industries, Inc., Class A	3,441,300
154,890	Winpak, Ltd.	5,040,776
		9,995,901
	China—0.9%
89,370	Wuliangye Yibin Co., Ltd., Class A	1,354,845
	Finland—3.8%
262,373	Kemira Oyj	6,033,459
	France—10.5%
15,005	Alten SA	1,276,759
26,270	Arkema SA	1,608,974
123,575	Rubis SCA	4,652,953
10,891	Safran SA	3,804,024
46,105	Sodexo SA	2,366,268
46,997	TotalEnergies SE	3,068,325
		16,777,303
	Germany—3.8%
85,164	DHL Group	4,673,975
758	Rheinmetall AG	1,389,654
		6,063,629
	Hong Kong—2.4%
247,308	Prudential plc	3,807,083
	Italy—1.0%
28,467	SOL SpA	1,636,549
	Japan—16.2%
103,690	ADEKA Corp.	2,564,053
12,000	Fukuda Denshi Co., Ltd.	578,774
50,620	Fuso Chemical Co., Ltd.	2,057,159
223,260	Inaba Denki Sangyo Co., Ltd.	3,631,385
199,525	Kanadevia Corp.	1,209,281
89,190	Koito Manufacturing Co., Ltd.	1,314,421
89,625	Kuraray Co., Ltd.	907,428
71,300	Nakanishi, Inc.	901,115
48,080	Nifco, Inc.	1,485,850
59,015	Nippon Sanso Holdings Corp.	1,757,517
24,910	Okamoto Industries, Inc.	869,295
12,555	Santec Holdings Corp.	731,297
43,165	Shoei Co., Ltd.	489,357
142,920	Subaru Corp.	3,095,559
88,120	Taikisha, Ltd.	1,852,406
117,505	Takara Holdings, Inc.	1,204,699
49,005	Transcosmos, Inc.	1,213,049
		25,862,645
Shares		Value*
	Mexico—1.4%
15,652	Coca-Cola FEMSA SAB de CV, Sponsored ADR	$1,482,401
279,830	Megacable Holdings SAB de CV	806,673
		2,289,074
	Netherlands—2.7%
37,313	Aalberts NV	1,229,652
41,905	Heineken Holding NV	3,071,037
		4,300,689
	Philippines—0.6%
6,997,100	Alliance Global Group, Inc.	974,058
	Singapore—3.0%
173,282	United Overseas Bank, Ltd.	4,724,158
	South Korea—5.7%
11,120	Dentium Co., Ltd.	356,630
24,303	Hana Financial Group, Inc.	1,587,527
52,728	LG Corp.	2,953,837
50,880	Samsung Electronics Co., Ltd.	4,234,849
		9,132,843
	Sweden—2.7%
13,060	Autoliv, Inc.	1,550,222
66,474	Trelleborg AB, Class B	2,831,642
		4,381,864
	Switzerland—8.5%
45,630	Nestlé SA, Registered	4,535,066
23,638	Novartis AG, Registered	3,270,085
13,870	Roche Holding AG	5,745,830
		13,550,981
	United Kingdom—18.8%
95,452	BAE Systems plc	2,200,565
57,730	Berkeley Group Holdings plc	3,031,446
371,955	Breedon Group plc	1,646,981
573,095	CNH Industrial NV	5,283,936
40,702	Computacenter plc	1,604,064
201,529	CVS Group plc	3,480,495
124,793	Diageo plc	2,691,520
129,854	Grafton Group plc	1,634,819
197,085	Inchcape plc	2,038,536
1,504,280	Johnson Service Group plc	2,731,498
587,870	Pets at Home Group plc	1,565,615
2,363,589	Vertu Motors plc	1,983,787
		29,893,262
	United States—2.5%
50,402	Ionis Pharmaceuticals, Inc.(a)	3,987,302

TOTAL COMMON STOCKS (Cost $105,205,906)		148,672,325

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
December 31, 2025 (Unaudited)
Shares		Value*

PREFERRED STOCKS—1.7%
	Chile—1.3%
502,717	Embotelladora Andina SA, Class A (Cost $1,425,923)	$2,007,355
	Germany—0.4%
648	KSB AG (Cost $341,191)	729,080

TOTAL PREFERRED STOCKS (Cost $1,767,114)		2,736,435
Shares		Value*

REGISTERED INVESTMENT COMPANY—1.0%
1,472,701	Dreyfus Government Securities Cash Management– Institutional Shares 3.60%(b) (Cost $1,472,701)	$1,472,701
INVESTMENTS IN SECURITIES (Cost $108,445,721)	96.0%	152,881,461
OTHER ASSETS AND LIABILITIES (Net)	4.0	6,441,408
NET ASSETS	100.0%	$159,322,869

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at December 31, 2025.

Abbreviations:
ADR —	American Depositary Receipt

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Sector Diversification
December 31, 2025 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Chemicals	10.9%
Machinery	6.6
Beverages	6.2
Pharmaceuticals	5.7
Food Products	5.0
Aerospace & Defense	4.6
Trading Companies & Distributors	4.5
Banks	4.0
Health Care Providers & Services	3.4
Insurance	3.3
Containers & Packaging	3.2
Automobile Components	3.0
Air Freight & Logistics	2.9
Gas Utilities	2.9
Technology Hardware, Storage & Peripherals	2.7
Biotechnology	2.5
Industrial Conglomerates	2.5
Specialty Retail	2.2
Automobiles	1.9
Oil, Gas & Consumable Fuels	1.9
Household Durables	1.9
IT Services	1.8
Commercial Services & Supplies	1.7
Hotels, Restaurants & Leisure	1.5
Distributors	1.3
Construction & Engineering	1.2
Health Care Equipment & Supplies	1.2
Construction Materials	1.0
Professional Services	0.8
Media	0.5
Electronic Equipment, Instruments & Components	0.5
Total Common Stocks	93.3
Preferred Stocks	1.7
Registered Investment Company	1.0
Other Assets and Liabilities (Net)	4.0
Net Assets	100.0%

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio Composition
December 31, 2025 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	19%
Japan	16
France	11
Switzerland	9
Canada	6
South Korea	6
Germany	4
Finland	4
Other Countries(a)	20
Money Market Funds and Other Assets and Liabilities (Net)	5
Total	100%

(a)	“Other Countries” include Belgium, Chile, China, Hong Kong, Italy, Mexico, Netherlands, Philippines, Singapore, Sweden and United States

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
December 31, 2025 (Unaudited)

Shares		Value*
COMMON STOCKS—95.9%
	Belgium—1.5%
468,965	Azelis Group NV	$5,149,755
66,181	Fagron NV	1,655,570
		6,805,325
	Canada—1.9%
18,010	Lassonde Industries, Inc., Class A	2,884,031
180,543	Winpak, Ltd.	5,875,632
		8,759,663
	China—2.9%
231,680	Baidu, Inc., Class A(a)	3,914,167
1,006,590	Haitian International Holdings, Ltd.	2,865,810
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	549,442
2,349,905	Uni-President China Holdings, Ltd.	2,454,517
215,487	Wuliangye Yibin Co., Ltd., Class A	3,266,772
		13,050,708
	Finland—1.4%
276,019	Kemira Oyj	6,347,259
	France—12.9%
73,222	Alten SA	6,230,380
61,785	Arkema SA	3,784,181
299,826	Rubis SCA	11,289,309
31,707	Safran SA	11,074,666
117,986	Sodexo SA	6,055,450
12,410	Sopra Steria Group	2,253,283
34,075	Teleperformance SE	2,474,799
236,380	TotalEnergies SE	15,432,701
		58,594,769
	Germany—4.2%
190,881	DHL Group	10,475,940
94,730	Fresenius SE & Co., KGaA	5,449,302
1,783	Rheinmetall AG	3,268,803
		19,194,045
	Hong Kong—2.4%
692,967	Prudential plc	10,667,601
	Japan—9.4%
110,975	ADEKA Corp.	2,744,197
94,205	Fuso Chemical Co., Ltd.	3,828,421
37,260	Hosokawa Micron Corp.	1,340,690
73,190	Inaba Denki Sangyo Co., Ltd.	1,190,455
352,585	Kanadevia Corp.	2,136,947
160,830	Koito Manufacturing Co., Ltd.	2,370,202
166,240	Nakanishi, Inc.	2,101,001
86,160	Nifco, Inc.	2,662,662
139,680	Nippon Sanso Holdings Corp.	4,159,790
28,005	Okamoto Industries, Inc.	977,303
99,420	Shoei Co., Ltd.	1,127,113
Shares		Value*
	Japan (continued)
250,250	Subaru Corp.	$5,420,261
454,800	Sysmex Corp.	4,475,607
77,040	Taikisha, Ltd.	1,619,489
225,715	Takara Holdings, Inc.	2,314,102
87,100	Transcosmos, Inc.	2,156,037
99,120	YAMABIKO Corp.	1,879,388
		42,503,665
	Mexico—1.1%
54,420	Coca-Cola FEMSA SAB de CV, Sponsored ADR	5,154,118
	Netherlands—2.6%
113,350	Aalberts NV	3,735,457
107,573	Heineken Holding NV	7,883,560
		11,619,017
	Philippines—0.2%
6,542,900	Alliance Global Group, Inc.	910,829
	Singapore—2.2%
371,712	United Overseas Bank, Ltd.	10,133,921
	South Korea—4.4%
27,774	Dentium Co., Ltd.	890,742
95,475	Hana Financial Group, Inc.	6,236,644
70,858	LG Corp.	3,969,484
105,905	Samsung Electronics Co., Ltd.	8,814,696
		19,911,566
	Sweden—1.7%
26,854	Autoliv, Inc.	3,187,570
111,490	Trelleborg AB, Class B	4,749,221
		7,936,791
	Switzerland—7.4%
111,780	Nestlé SA, ADR	11,041,629
50,749	Novartis AG, Registered	7,020,625
36,998	Roche Holding AG	15,326,909
		33,389,163
	United Kingdom—13.3%
277,290	BAE Systems plc	6,392,687
44,185	Berkeley Group Holdings plc	2,320,188
881,088	Breedon Group plc	3,901,374
1,388,915	CNH Industrial NV	12,805,796
150,005	Computacenter plc	5,911,692
420,661	CVS Group plc	7,265,001
60,640	Diageo plc, Sponsored ADR	5,231,413
223,196	Grafton Group plc	2,809,964
252,750	Howden Joinery Group plc	2,830,179
282,425	Inchcape plc	2,921,244
2,370,063	Johnson Service Group plc	4,303,602
1,396,111	Pets at Home Group plc	3,718,121
		60,411,261

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
December 31, 2025 (Unaudited)
Shares		Value*
	United States—26.4%
28,718	Alphabet, Inc., Class A	$8,988,734
20,470	Atmus Filtration Technologies, Inc.	1,062,598
1,254	AutoZone, Inc.(a)	4,252,941
76,760	Bank of America Corp.	4,221,800
14	Berkshire Hathaway, Inc., Class A(a)	10,567,200
15,000	Berkshire Hathaway, Inc., Class B(a)	7,539,750
107,535	Enterprise Products Partners LP	3,447,572
372,000	Envista Holdings Corp.(a)	8,076,120
35,160	FedEx Corp.	10,156,318
173,535	Ionis Pharmaceuticals, Inc.(a)	13,728,354
49,752	Johnson & Johnson	10,296,176
110,450	Truist Financial Corp.	5,435,244
122,928	U-Haul Holding Co.	5,745,655
24,945	UniFirst Corp.	4,811,890
14,241	Vertex Pharmaceuticals, Inc.(a)	6,456,300
163,641	Wells Fargo & Co.	15,251,341
		120,037,993

TOTAL COMMON STOCKS (Cost $268,932,742)		435,427,694

PREFERRED STOCK—0.4%
	Chile—0.4%
492,000	Embotelladora Andina SA, Class A (Cost $918,376)	1,964,562

Shares		Value*

REGISTERED INVESTMENT COMPANY—3.6%
16,336,651	Dreyfus Government Securities Cash Management– Institutional Shares 3.60%(b) (Cost $16,336,651)	$16,336,651

Face Value
U.S. TREASURY BILL—0.9%
$4,000,000	3.644%(c) due 02/26/2026 (Cost $3,977,071)	3,978,058
INVESTMENTS IN SECURITIES (Cost $290,164,840)	100.8%	457,706,965

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.1)	(589,226)
OTHER ASSETS AND LIABILITIES (Net)	(0.7)	(3,215,011)
NET ASSETS	100.0%	$453,902,728

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at December 31, 2025.
(c)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR —	American Depositary Receipt

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification
December 31, 2025 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Banks	9.1%
Pharmaceuticals	7.2
Machinery	6.9
Beverages	5.2
Chemicals	4.8
Aerospace & Defense	4.6
Air Freight & Logistics	4.5
Biotechnology	4.4
Oil, Gas & Consumable Fuels	4.2
Financial Services	4.0
Food Products	3.6
Health Care Equipment & Supplies	3.4
IT Services	3.2
Health Care Providers & Services	3.2
Interactive Media & Services	2.8
Trading Companies & Distributors	2.6
Gas Utilities	2.5
Insurance	2.3
Automobile Components	2.1
Commercial Services & Supplies	2.0
Technology Hardware, Storage & Peripherals	1.9
Specialty Retail	1.8
Hotels, Restaurants & Leisure	1.3
Containers & Packaging	1.3
Ground Transportation	1.3
Automobiles	1.2
Industrial Conglomerates	1.1
Professional Services	1.0
Construction Materials	0.9
Distributors	0.6
Household Durables	0.5
Construction & Engineering	0.4
Total Common Stocks	95.9
Preferred Stock	0.4
Registered Investment Company	3.6
U.S. Treasury Bill	0.9
Unrealized Depreciation on Forward Contracts	(0.1)
Other Assets and Liabilities (Net)	(0.7)
Net Assets	100.0%

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio Composition
December 31, 2025 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United States	27%
United Kingdom	13
France	13
Japan	9
Switzerland	7
South Korea	4
Germany	4
China	3
Other Countries(a)	16
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	4
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, Finland, Hong Kong, Mexico, Netherlands, Philippines, Singapore and Sweden
(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
December 31, 2025 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/25*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
13,623,310	Chinese Yuan	NTC	1/30/26	$1,936,517	$1,955,518	$19,001
13,623,310	Chinese Yuan	NTC	2/27/26	1,939,610	1,958,595	18,985
34,500,000	Chinese Yuan	JPM	3/6/26	4,916,843	4,962,075	45,232
13,623,310	Chinese Yuan	NTC	3/31/26	1,943,099	1,962,372	19,273
10,500,000	Chinese Yuan	JPM	5/29/26	1,503,350	1,517,107	13,757
3,100,000	Great Britain Pound Sterling	JPM	8/3/26	4,162,478	4,166,682	4,204
3,000,000	Great Britain Pound Sterling	NTC	8/20/26	4,028,250	4,031,885	3,635
2,700,000	Hong Kong Dollar	JPM	5/29/26	348,473	348,334	(139)
105,000,000	Japanese Yen	JPM	1/13/26	678,723	670,651	(8,072)
300,000,000	Japanese Yen	JPM	3/30/26	1,952,095	1,928,788	(23,307)
515,000,000	Japanese Yen	JPM	6/5/26	3,369,799	3,328,736	(41,063)
505,000,000	Japanese Yen	JPM	9/3/26	3,327,253	3,285,169	(42,084)
24,000,000	Mexican Peso	JPM	6/15/26	1,304,644	1,312,335	7,691
25,000,000	Swedish Krona	NTC	4/15/26	2,721,918	2,726,767	4,849
8,800,000	Swiss Franc	JPM	1/7/26	11,121,830	11,116,026	(5,804)
TOTAL				$45,254,882	$45,271,040	$16,158
FORWARD EXCHANGE CONTRACTS TO SELL(a)
4,013,966	Canadian Dollar	NTC	1/30/26	$(2,918,645)	$(2,932,404)	$(13,759)
4,013,966	Canadian Dollar	NTC	2/27/26	(2,922,147)	(2,935,769)	(13,622)
4,013,966	Canadian Dollar	NTC	3/31/26	(2,926,017)	(2,939,599)	(13,582)
435,000,000	Chilean Peso	SSB	6/26/26	(460,512)	(482,904)	(22,392)
1,005,000,000	Chilean Peso	SSB	8/25/26	(1,039,931)	(1,115,324)	(75,393)
21,666,667	Chinese Yuan	NTC	1/30/26	(3,079,551)	(3,110,078)	(30,527)
21,666,667	Chinese Yuan	NTC	2/27/26	(3,084,425)	(3,114,971)	(30,546)
34,500,000	Chinese Yuan	JPM	3/6/26	(4,857,126)	(4,962,075)	(104,949)
21,666,667	Chinese Yuan	NTC	3/31/26	(3,089,931)	(3,120,979)	(31,048)
10,500,000	Chinese Yuan	JPM	5/29/26	(1,499,071)	(1,517,107)	(18,036)
29,043,900	European Union Euro	NTC	1/30/26	(34,167,757)	(34,160,710)	7,047
29,043,900	European Union Euro	NTC	2/27/26	(34,213,139)	(34,204,146)	8,993
29,043,900	European Union Euro	NTC	3/31/26	(34,263,526)	(34,257,222)	6,304
12,931,397	Great Britain Pound Sterling	NTC	1/30/26	(17,265,726)	(17,392,677)	(126,951)
12,931,397	Great Britain Pound Sterling	NTC	2/27/26	(17,264,290)	(17,391,043)	(126,753)
12,931,397	Great Britain Pound Sterling	NTC	3/31/26	(17,262,713)	(17,388,914)	(126,201)
3,100,000	Great Britain Pound Sterling	JPM	8/3/26	(4,200,496)	(4,166,682)	33,814
3,000,000	Great Britain Pound Sterling	NTC	8/20/26	(4,048,530)	(4,031,885)	16,645
23,504,765	Hong Kong Dollar	NTC	1/30/26	(3,023,520)	(3,023,250)	270
23,504,765	Hong Kong Dollar	NTC	2/27/26	(3,025,991)	(3,025,616)	375
23,504,765	Hong Kong Dollar	NTC	3/31/26	(3,028,269)	(3,028,298)	(29)
2,700,000	Hong Kong Dollar	JPM	5/29/26	(349,517)	(348,334)	1,183
105,000,000	Japanese Yen	JPM	1/13/26	(695,579)	(670,651)	24,928
1,985,419,529	Japanese Yen	NTC	1/30/26	(12,788,963)	(12,701,482)	87,481
1,985,419,529	Japanese Yen	NTC	2/27/26	(12,820,005)	(12,731,043)	88,962
300,000,000	Japanese Yen	JPM	3/30/26	(2,091,124)	(1,928,788)	162,336
1,985,419,529	Japanese Yen	NTC	3/31/26	(12,855,051)	(12,765,936)	89,115
515,000,000	Japanese Yen	JPM	6/5/26	(3,692,023)	(3,328,736)	363,287
505,000,000	Japanese Yen	JPM	9/3/26	(3,544,854)	(3,285,169)	259,685
24,000,000	Mexican Peso	JPM	6/15/26	(1,199,590)	(1,312,335)	(112,745)
25,900,000	Philippine Peso	SSB	4/8/26	(449,887)	(438,878)	11,009
19,500,000	Philippine Peso	SSB	6/26/26	(337,662)	(329,786)	7,876
4,262,393	Singapore Dollar	NTC	1/30/26	(3,310,565)	(3,321,333)	(10,768)
4,262,393	Singapore Dollar	NTC	2/27/26	(3,316,906)	(3,327,121)	(10,215)
4,262,393	Singapore Dollar	NTC	3/31/26	(3,323,825)	(3,334,162)	(10,337)
4,500,000,000	South Korean Won	JPM	3/11/26	(3,138,885)	(3,132,449)	6,436
6,600,000,000	South Korean Won	JPM	3/30/26	(4,579,517)	(4,597,985)	(18,468)
1,000,000,000	South Korean Won	SSB	4/7/26	(693,193)	(696,885)	(3,692)
1,390,000,000	South Korean Won	JPM	5/20/26	(1,000,144)	(970,299)	29,845
3,400,000,000	South Korean Won	JPM	6/15/26	(2,564,006)	(2,375,810)	188,196

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
December 31, 2025 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 12/31/25*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
2,100,000,000	South Korean Won	SSB	8/25/26	$(1,537,335)	$(1,470,873)	$66,462
14,723,525	Swedish Krona	NTC	1/30/26	(1,589,244)	(1,599,753)	(10,509)
14,723,525	Swedish Krona	NTC	2/27/26	(1,591,619)	(1,602,030)	(10,411)
14,723,525	Swedish Krona	NTC	3/31/26	(1,594,268)	(1,604,793)	(10,525)
25,000,000	Swedish Krona	NTC	4/15/26	(2,594,788)	(2,726,767)	(131,979)
8,800,000	Swiss Franc	JPM	1/7/26	(10,180,118)	(11,116,026)	(935,908)
5,698,772	Swiss Franc	NTC	1/30/26	(7,195,171)	(7,217,363)	(22,192)
5,698,772	Swiss Franc	NTC	2/27/26	(7,216,460)	(7,238,136)	(21,676)
5,698,772	Swiss Franc	NTC	3/31/26	(7,240,493)	(7,262,913)	(22,420)
TOTAL				$(311,132,105)	$(311,737,489)	$(605,384)
Unrealized Depreciation on Forward Contracts (Net)						$(589,226)

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
December 31, 2025 (Unaudited)

Shares		Value*
COMMON STOCKS—92.3%
	Belgium—1.5%
7,175	KBC Group NV	$937,468
	China—3.0%
308,710	Haitian International Holdings, Ltd.	878,912
976,845	Uni-President China Holdings, Ltd.	1,020,332
		1,899,244
	Finland—3.4%
95,220	Kemira Oyj	2,189,654
	France—11.8%
8,826	Arkema SA	540,571
58,430	Rubis SCA	2,200,057
6,495	Safran SA	2,268,583
18,195	Sodexo SA	933,830
3,235	Sopra Steria Group	587,379
14,570	Teleperformance SE	1,058,190
		7,588,610
	Germany—4.3%
36,145	DHL Group	1,983,712
1,154	Muenchener Rueckversicherungs AG, Registered	761,958
		2,745,670
	Hong Kong—3.6%
407,000	Hang Lung Group, Ltd.	796,901
22,115	Jardine Matheson Holdings, Ltd.	1,512,445
		2,309,346
	Japan—10.8%
42,370	ADEKA Corp.	1,047,728
90,630	Inaba Denki Sangyo Co., Ltd.	1,474,122
49,105	Isuzu Motors, Ltd.	764,245
56,600	Kuraray Co., Ltd.	573,060
17,840	Mitsubishi Gas Chemical Co., Inc.	323,179
49,970	Shoei Co., Ltd.	566,504
64,635	Subaru Corp.	1,399,954
30,400	Transcosmos, Inc.	752,509
		6,901,301
	Mexico—3.4%
6,845	Coca-Cola FEMSA SAB de CV, Sponsored ADR	648,290
531,475	Megacable Holdings SAB de CV	1,532,098
		2,180,388
	Netherlands—4.0%
36,370	Aalberts NV	1,198,576
18,400	Heineken Holding NV	1,348,456
		2,547,032
	Singapore—4.2%
27,889	DBS Group Holdings, Ltd.	1,222,258
55,229	United Overseas Bank, Ltd.	1,505,699
		2,727,957
Shares		Value*
	South Korea—1.6%
13,365	LG Corp.	$748,711
53,223	LX Holdings Corp.	296,309
		1,045,020
	Sweden—2.7%
3,000	Autoliv, Inc.	356,100
31,750	Trelleborg AB, Class B	1,352,478
		1,708,578
	Switzerland—14.4%
28,420	Nestlé SA, Registered	2,824,602
16,072	Novartis AG, Registered	2,223,403
6,570	Roche Holding AG	2,721,709
1,947	Zurich Insurance Group AG	1,478,958
		9,248,672
	United Kingdom—17.8%
40,276	BAE Systems plc	928,529
202,065	Breedon Group plc	894,724
20,230	Bunzl plc	564,887
192,430	CNH Industrial NV	1,774,205
32,215	Computacenter plc	1,269,592
68,020	Diageo plc	1,467,047
40,695	Grafton Group plc	512,337
133,180	Inchcape plc	1,377,539
524,320	Johnson Service Group plc	952,069
315,729	Pets at Home Group plc	840,849
120,610	SThree plc	309,853
15,920	Whitbread plc	546,036
		11,437,667
	United States—5.8%
11,200	Bank of America Corp.	616,000
900	Enterprise Products Partners LP	28,854
30,645	Truist Financial Corp.	1,508,040
30,030	U.S. Bancorp	1,602,401
		3,755,295

TOTAL COMMON STOCKS (Cost $42,304,183)		59,221,902

REGISTERED INVESTMENT COMPANY—6.9%
4,451,467	Dreyfus Government Securities Cash Management– Institutional Shares 3.60%(a) (Cost $4,451,467)	4,451,467
INVESTMENTS IN SECURITIES (Cost $46,755,650)	99.2%	63,673,369
OTHER ASSETS AND LIABILITIES (Net)	0.8	529,608
NET ASSETS	100.0%	$64,202,977

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Rate disclosed is the 7-day yield at December 31, 2025.

Abbreviations:
ADR —	American Depositary Receipt

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification
December 31, 2025 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Banks	11.5%
Machinery	8.1
Pharmaceuticals	7.7
Chemicals	7.3
Food Products	6.0
Beverages	5.4
Aerospace & Defense	5.0
Industrial Conglomerates	4.0
Trading Companies & Distributors	4.0
Insurance	3.5
Gas Utilities	3.4
Automobiles	3.4
Professional Services	3.3
Air Freight & Logistics	3.1
IT Services	2.9
Media	2.4
Hotels, Restaurants & Leisure	2.3
Distributors	2.2
Commercial Services & Supplies	1.5
Automobile Components	1.4
Construction Materials	1.4
Specialty Retail	1.3
Real Estate Management & Development	1.2
Oil, Gas & Consumable Fuels	0.0 *
Total Common Stocks	92.3
Registered Investment Company	6.9
Other Assets and Liabilities (Net)	0.8
Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio Composition
December 31, 2025 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	18%
Switzerland	14
France	12
Japan	11
United States	6
Germany	4
Singapore	4
Netherlands	4
Other Countries(a)	19
Money Market Funds and Other Assets and Liabilities (Net)	8
Total	100%

(a)	“Other Countries” include Belgium, China, Finland, Hong Kong, Mexico, South Korea and Sweden

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
1. Valuation and Investment Practices
Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne International Value Fund; Tweedy, Browne International Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Under normal circumstances, portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”), unless, in the view of the Valuation Designee (the Investment Adviser has been appointed “Valuation Designee” by the Company’s Board of Directors), such price is not reliable, or there is significant market movement that calls for application of fair value factors provided by a third party, as described below. Under normal circumstances, portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading, unless, in the view of the Valuation Designee, such price is not reliable. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Valuation Designee pursuant to the Company’s Valuation Policies and Procedures, which were approved by the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Valuation Designee concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances (including certain market movements) selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Under normal circumstances, debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Valuation Designee. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, unless the Valuation Designee determines, in good faith, that such value does not represent fair value, in which case the securities will be valued in the same manner as debt securities with a remaining maturity in excess of 60 days or otherwise fair valued. Investments in open-end mutual funds are valued at net asset value (NAV) except that stable NAV money funds held in a cash sweep vehicle will generally be priced at cost ($1).
Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
• Level 1 − quoted prices in active markets for identical securities
• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2025. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

International Value Fund	Total Value at December 31, 2025	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$3,953,294,935	$3,953,294,935	$—	$—
Preferred Stocks	46,995,021	46,995,021	—	—
Registered Investment Company	118,617,647	118,617,647	—	—
U.S. Treasury Bill	49,971,014	—	49,971,014	—
Total Investments in Securities	4,168,878,617	4,118,907,603	49,971,014	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	24,075,439	—	24,075,439	—
Liability
Unrealized depreciation of forward exchange contracts	(32,364,937)	—	(32,364,937)	—
Total	$4,160,589,119	$4,118,907,603	$41,681,516	$—

International Value Fund II - Currency Unhedged	Total Value at December 31, 2025	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$148,672,325	$148,672,325	$—	$—
Preferred Stocks	2,736,435	2,736,435	—	—
Registered Investment Company	1,472,701	1,472,701	—	—
Total	$152,881,461	$152,881,461	$—	$—

Value Fund	Total Value at December 31, 2025	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$435,427,694	$435,427,694	$—	$—
Preferred Stock	1,964,562	1,964,562	—	—
Registered Investment Company	16,336,651	16,336,651	—	—
U.S. Treasury Bill	3,978,058	—	3,978,058	—
Total Investments in Securities	457,706,965	453,728,907	3,978,058	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	1,596,876	—	1,596,876	—
Liability
Unrealized depreciation of forward exchange contracts	(2,186,102)	—	(2,186,102)	—
Total	$457,117,739	$453,728,907	$3,388,832	$—

Worldwide High Dividend Yield Value Fund	Total Value at December 31, 2025	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$59,221,902	$59,221,902	$—	$—
Registered Investment Company	4,451,467	4,451,467	—	—
Total	$63,673,369	$63,673,369	$—	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
Forward Exchange Contracts. International Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.
The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the International Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by International Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2025:

Shares Held at 3/31/25	Name of Issuer†	Value at 3/31/25	Purchase Cost	Sales Proceeds	Value at 12/31/25	Shares Held at 12/31/25	Net Realized Gain (Loss) 4/1/25 12/31/25	Change in Net Unrealized Appreciation 4/1/25 to 12/31/25
4,130,268	CVS Group PLC	$53,524,680	$793,423	$—	$72,199,566	4,180,528	$—	$17,881,463
15,698,026	Johnson Service Group PLC	26,989,287	16,053,398	—	43,572,940	23,996,321	—	530,255
251,390	Lassonde Industries Inc, Class A	36,818,133	—	—	40,256,328	251,390	—	3,438,195
63,203	Phoenix Mecano AG, Registered	31,258,367	—	—	35,580,357	63,203	—	4,321,990
16,292,379	Vertu Motors PLC	11,093,612	—	—	13,674,376	16,292,379	—	2,580,764
		$159,684,079	$16,846,821	$—	$205,283,567		$—	$28,752,667

†	Issuer countries: United Kingdom, United Kingdom, Canada, Switzerland and United Kingdom, respectively.
None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.